INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Purchased software	$710,616	$697,405
Capitalized software development costs	1,462,568	1,435,378
	2,173,184	2,132,783
Less: accumulated amortization	(1,604,877)	(1,261,739)
Intangible assets, net	$568,307	$871,044

As of December 31, 2024 and 2023, intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Purchased software	$697,405	$1,097,279
Capitalized software development costs	1,435,378	1,475,691
	2,132,783	2,572,970
Less: accumulated amortization	(1,261,739)	(656,608)
Intangible assets, net	$871,044	$1,916,362

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software at June 30, 2025:

Year ending June 30,
2025	$268,975
2026	298,497
2027	164
2028	164
2029 and after	507
Total future amortization expense	$568,307

The following summarizes total future amortization expenses of the purchased software at December 31, 2024:

Year ending December 31,
2025	577,276
2026	292,948
2027	161
2028	161
2029 and after	498
Total future amortization expense	$871,044